Related party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related party balances and transactions
Schedule of repayments for construction to related parties

	December 31,
	2024		2023		2022
VCD Construcción y Desarrollo, S.A.P.I. de C. V.	Ps.	2,952	Ps.	2,899	Ps.	1,872
MVD 1994 Real State Construction S.R.L. de C.V.		16,136		11,466		4,436
VCD Inmobiliaria y Construcción, S. A. P. I. de C.V.		1,188		29,308		3,294
	Ps.	20,276	Ps.	43,673	Ps.	9,602

Schedule of accounts payable with related parties

	December 31,
Short-term accounts payable	2024		2023		2022
Servicios de Tecnología Aeroportuaria, S.A. de C.V.	Ps.	183,539	Ps.	186,971	Ps.	123,905
Operadora Nacional Hispana, S.A. de C.V.		2,942		5,906		5,100
VCD Construcción y Desarrollo, S.A.P.I. de C.V.		2,895		2,767		3,157
GGA Capital, S.A.P.I. de C.V. (1)		149,695		247,695		149,695
VCD Inmobiliaria y Construcción, S.A.P.I. de C.V.		5,740		819		3,864
Grupo Hotelero Santa Fe, S. A. de C. V.		1,019		635		758
MVD 1994 Real Estate Construction, S.R.L. de C.V.		4,246		8,140		—
	Ps.	350,076	Ps.	452,933	Ps.	286,479

	December 31,
Long term accounts payable:	2024	2023	2022
GGA Capital, S.A.P.I. de C.V. (2)	$220,500	$-	$-

(1)	The short-term balance payable to GGA Capital, S.A.P.I. of C.V. for Ps. 149,695, Ps. 247,695 and Ps. 149,695 corresponds to short term loans of OMA VYNMSA Aeroindustrial Park S.A. de C.V. as of December 31, 2024, 2023 and 2022, respectively. Loans generated interest at a 91-day TIIE rate plus 3.20 percentage points, the interest rate was 10.6327%, 15.725% and 11.7249%, respectively.
(2)	The long-term balance payable with GGA Capital, S.A.P.I. de C.V. for $220,500, corresponds to a loan payable from OMA VYNMSA Aeroindustrial Park S.A. de C.V. as of December 31, 2024. The loan generated interest at a 91-day TIIE rate plus 3.20 percentage points, the interest rate was 13.832%.

Schedule of long term accounts payable to the related parties

	December 31,
Long term accounts payable:	2024	2023	2022
GGA Capital, S.A.P.I. de C.V. (2)	$220,500	$-	$-
(2)	The long-term balance payable with GGA Capital, S.A.P.I. de C.V. for $220,500, corresponds to a loan payable from OMA VYNMSA Aeroindustrial Park S.A. de C.V. as of December 31, 2024. The loan generated interest at a 91-day TIIE rate plus 3.20 percentage points, the interest rate was 13.832%.

Schedule of principal transactions with related parties performed in the normal course of business

	Year ended December 31,
	2024		2023		2022
Capital Expenditures:
Industrial warehouse	Ps.	311,317	Ps.	130,079	Ps.	52,550
Expenses:
Payments from technical assistance received		235,499		237,896		177,667
Administrative services		66,108		50,300		24,834
Improvements to concessioned assets:
Terminal building		304		—		1,083,039